Financial Instruments - Summary of Debt Exchange (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, interest rate	3.35%	3.35%
Debt instrument, maturity year	2026	2026
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, interest rate	5.85%	5.85%
Debt instrument, maturity year	2040	2040
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, interest rate	4.50%	4.50%
Debt instrument, maturity year	2043	2043
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, interest rate	5.65%	5.65%
Debt instrument, maturity year	2043	2043
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, interest rate	5.50%	5.50%
Debt instrument, maturity year	2035	2035